Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short Term Borrowings [Abstract]
Schedule of Short-term Borrowings

(In thousands)	December 31, 2019	December 31, 2020
Current
Bank borrowings(i)	4,867	3,704
Other borrowing(ii)	1,792	—
Total	6,659	3,704

Note:

(i)

The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 1.90% ~ 5.22% (2019:5.65% ~ 6.50%) per annum, with a weighted average interest rate of 4.58% (2019: 6.24%) per annum. No restricted cash was held in a restricted bank account as required by a loan agreement as of December 31, 2020 (as of December 31, 2019: US$2,867 thousands).

(ii)

In November 2018, the Company entered into a 2-year financing agreement with an independent third-party finance lease company amounting to US$4,362 thousands with equivalent accounts receivable of the Group pledged. The interest rate is 9% per annum. As of December 31, 2020, the Group had no outstanding borrowing balance under this arrangement.